CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Net impairment losses on financial assets	$ 7,571	$ 6,970	$ 18,808
Trade receivables | Lifetime ECL
Disclosure of subsidiaries [line items]
Net impairment losses on financial assets	$ 7,571	$ 6,970	$ 18,808